Stock-based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2018	Sep. 27, 2022	Jul. 24, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield			0.00%
Stock-based compensation expense (in Dollars)	$ 0.3	$ 0.3	$ 0.7	$ 0.6
Unrecognized stock-based compensation (in Dollars)			$ 1.7	$ 0.2
Weighted average period			1 year 2 months 12 days	1 year 3 months 18 days
Investor options are outstanding			2,511,000
Investor options exercise price per share (in Dollars per share)	$ 0.2		$ 0.2
Purchase of shares			210,000
Purchase of price per share (in Dollars per share)			$ 0.19
Grant options fair value per share (in Dollars per share)			$ 0.21
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted stock options to investors					10,039,926
Investor Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investor options are outstanding			9,681,354
2018 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expire term							10 years
Common stock authorized for issuance			38,354,118
Remaining shares of issuance	584,952		584,952
2022 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expire term						10 years
Common stock authorized for issuance			20,000,000
Remaining shares of issuance	18,485,000		18,485,000